Land-Use Rights, Net	6 Months Ended
Jun. 30, 2026
Land-Use Rights, Net [Abstract]
Land-use rights, net

Note 9. Land-use rights, net

Land-use rights, net, consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Land-use rights	$2,495,385	$2,421,164
Less: accumulated amortization	(278,651)	(246,152)
Land-use rights, net	$2,216,734	$2,175,012

As of June 30, 2026 and December 31, 2025, the land-use rights have been pledged for the purpose of obtaining bank loans.

Amortization expenses were $24,673 and $23,345 for the six months ended June 30, 2026 and 2025, respectively.

For the six months ended June 30, 2026, the amortization expenses included in the cost of sales and general and administrative expenses were approximately $4,979 and $19,694, respectively.

For the six months ended June 30, 2025, the amortization expenses included in the cost of sales and general and administrative expenses were approximately $4,711 and $18,634, respectively.

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$24,673
Fiscal year 2027	49,346
Fiscal year 2028	49,346
Fiscal year 2029	49,346
Fiscal year 2030	49,346
Thereafter	1,994,677
Total	$2,216,734